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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ------------------

Check here if Amendment [  ]; Amendment Number:
                                               ---------
  This Amendment (Check only one):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fountainhead Partners, L.P.
         -------------------------------
Address:  2201 E. Lamar, Ste. 260
         -------------------------------
          Arlington, TX 76006
         -------------------------------

From 13F File Number:   28-10642
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     L. Scott Rand
         -------------------------------
Title:    Chief Investment Officer
         -------------------------------
Phone:    817-649-2100
         -------------------------------

Signature, Place, and Date of Signing:

   L. Scott Rand                  Arlington, TX              October 25, 2004
-----------------------------     ----------------------   ---------------------
      [Signature]                        [City]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                         -----------
Form 13F Information Table Entry Total:    34
                                         -----------
Form 13F Information Table Value Total:    120,429
                                         -----------
                                         (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
         COLUMN 1             COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS  CUSIP      (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Adaptec Inc                    NOTE .75%     00651FAG3    2,880   3,000,000   PRN        SOLE        N/A      3,000,000
                               12/22/23
Altria                         COMMON        02209S103    5,880     125,000    SH        SOLE        N/A        125,000
Atmel Corp                     COMMON        049513104    2,208     610,000    SH        SOLE        N/A        610,000
Barnes & Noble                 COMMON        067774109    8,140     220,000    SH        SOLE        N/A        220,000
Blockbuster Share B            COMMON        093679207    1,436     200,000    SH        SOLE        N/A        200,000
Brinker International Inc      COMMON        109641100      935      30,000    SH        SOLE        N/A         30,000
Brocade Systems                NOTE 2%       111621AB4    5,618   6,000,000   PRN        SOLE        N/A      6,000,000
                               1/1/07
Brocade Systems                COMMON        111621108    1,780     315,100    SH        SOLE        N/A        315,100
California Pizza Kitchen Inc   COMMON        13054D109      546      25,000    SH        SOLE        N/A         25,000
Calpine Corp                   COMMON        131347106    1,574     542,700    SH        SOLE        N/A        542,700
Celestica Inc                  COMMON        15101Q108    4,763     375,000    SH        SOLE        N/A        375,000
Comverse Technology            DBCV 1.5%     205862AJ4    4,411   4,500,000   PRN        SOLE        N/A      4,500,000
                               12/1/2005
Culp Inc                       COMMON        230215105    3,486     474,300    SH        SOLE        N/A        474,300
Department 56                  COMMON        249509100    7,932     486,600    SH        SOLE        N/A        486,600
Extreme Networks               NOTE 3.5%     30226DAB2    1,470   1,500,000   PRN        SOLE        N/A      1,500,000
                               12/1/2006
Foundry Networks Inc           COMMON        35063R100    3,464     365,000    SH        SOLE        N/A        365,000
Gap Stores                     COMMON        364760108    7,647     410,000    SH        SOLE        N/A        410,000
Gap Stores                     NOTE 5.75%    364760AJ7    9,179   7,500,000   PRN        SOLE        N/A      7,500,000
                               3/15/09
Genesco                        SDCV 4.125%   371532AN2    1,941   1,500,000   PRN        SOLE        N/A      1,500,000
                               6/15/2023
Griffon Corp                   NOTE 4%       398433AC6    1,723   1,500,000   PRN        SOLE        N/A      1,500,000
                               7/18/2023
International Rectifier Corp   NOTE 4.25%    460254AE5    3,934   4,000,000   PRN        SOLE        N/A      4,000,000
                               7/15/07
Invitrogen Corp                NOTE 2.25%    46185RAD2      981   1,000,000   PRN        SOLE        N/A      1,000,000
                               12/15/2006
Maxtor Corp                    NOTE 6.8%     577729AC0      505     500,000   PRN        SOLE        N/A        500,000
                               4/30/10
Men's Wearhouse                NOTE 3.125%   587118AC4    8,799   8,750,000   PRN        SOLE        N/A      8,750,000
                               10/15/2023
Mercury Interactive Corp       NOTE 4.75%    589405AB5      999   1,004,000   PRN        SOLE        N/A      1,004,000
                               7/1/07
Meristar Hospitality Corp      NOTE 9.5%     58984YAJ2    1,364   1,200,000   PRN        SOLE        N/A      1,200,000
                               4/1/2010
Meristar Hospitality Corp      COMMON        58984Y103    1,299     238,400    SH        SOLE        N/A        238,400
PMC-Sierra Inc                 NOTE 3.75%    69344FAB2    6,315   6,351,000   PRN        SOLE        N/A      6,351,000
                               8/15/06
Quantum Corp                   NOTE 4.375%   747906AE5    8,878  10,000,000   PRN        SOLE        N/A     10,000,000
                               8/1/10
RF Micro Devices               NOTE 1.5%     749941AE0    4,375   4,000,000   PRN        SOLE        N/A      4,000,000
                               7/1/2010
Sanmina Corp                   COMMON        800907107    2,221     315,000    SH        SOLE        N/A        315,000
Skechers USA Inc               NOTE 4.50%    830566AB1      501     500,000   PRN        SOLE        N/A        500,000
                               4/15/07

                                                    FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
         COLUMN 1             COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS  CUSIP      (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Solectron                      COMMON        834182107      495     100,000    SH        SOLE        N/A        100,000
Toys R Us                      COMMON        892335100    2,750     155,000    SH        SOLE        N/A        155,000